UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5340
(Registrant's telephone number, including area code)

Date of fiscal year end: February 28, 2007

Date of reporting period: August 31, 2006

Item 1. Report to Stockholders.

The American Trust
Allegiance Fund

One Court Street
Lebanon, New Hampshire 03766

Semi-Annual Report

For The Six Months Ended

August 31, 2006

American Trust Allegiance Fund
October 2006

Dear Fellow Shareholder,

It is our pleasure to provide you with the American Trust Allegiance Fund Semiannual Report for the six months ending August 31, 2006.

The last 6 months have seen a moderation in economic growth in the U.S and many parts of the world. At the same time we have seen a welcome decline in commodity prices including oil and gas. This has significantly reduced costs for individuals and corporations and has reduced the upward pressure on prices. We believe that this shift from fear of inflation to concern for a slowing economy is important and we have repositioned the Fund accordingly by reducing exposure to bank stocks and others (explained below) which tend to perform poorly in this environment.

The U.S. has also experienced a major cooling in the housing market with average home prices actually declining in August for the first time in eleven years. This will likely reduce one of the major drivers of consumer spending — borrowing against home equity. Since the consumer makes up 70% of U.S. GDP, the effect on the overall economy could be significant and we have adjusted the Fund accordingly by reducing the exposure to consumer discretionary stocks. On the other hand, consumer staples stocks tend to perform better in these circumstances, so we have increased our exposure to these stocks.

Though energy and materials prices have fallen precipitously in recent weeks, we have increased our holdings in these areas a bit due to strong worldwide economic demand. While we do not expect to see a quick return to the high commodity prices of a few months ago, this is still an area that is important for the long-term.

Despite the slowing in the U.S. economy, corporations have a record level of cash and this should increase spending on plant and equipment. We therefore have a slight overweighting in the industrial and technology sectors.

As is typical in a slowing economy, we are seeing a shift from the popularity of small and medium size stocks to large cap stocks. If this continues, and we believe it will, this should benefit the Fund.

As economic and other events develop we will continue to look for opportunities to grow the Fund for its shareholders.

American Trust Allegiance Fund

We are grateful to you for your support of the American Trust Allegiance Fund and we hope that, in return, we can help you meet your financial goals.

Sincerely yours,

Paul H. Collins

The opinions expressed above are those of Paul Collins and should not be interpreted as investment advice.

The Fund may invest in small- and medium-capitalization companies, which tend to have limited liquidity and greater price volatility than larger-capitalization companies.

Please refer to the schedule of investments in the report for complete fund holdings. Fund holdings are subject to change and should not be considered a recommendation to buy or sell any securities.

American Trust Allegiance Fund

EXPENSE EXAMPLE at August 31, 2006 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/1/06 - 8/31/06).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.45% per the advisory agreement. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Trust Allegiance Fund

EXPENSE EXAMPLE at August 31, 2006 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	3/1/06	8/31/06	3/1/06 - 8/31/06*
Actual	$1,000.00	$ 972.90	$7.21
Hypothetical (5% return	$1,000.00	$1,017.90	$7.37
before expenses)

*
Expenses are equal to the Fund’s annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

ALLOCATION OF PORTFOLIO ASSETS at August 31, 2006 (Unaudited)

American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at August 31, 2006 (Unaudited)
Shares	COMMON STOCKS: 88.44%	Value
	Aerospace & Defense: 2.20%
3,000	L-3 Communications Holdings, Inc.	$226,170
3,500	United Technologies Corp.	219,485
		445,655
	Application Software: 2.15%
4,600	FactSet Research Systems, Inc.	202,860
7,050	Hyperion Solutions Corp.*	233,496
		436,356
	Asset Management: 4.36%
3,250	Affiliated Managers Group, Inc.*	300,722
4,550	Nuveen Investments, Inc. - Class A	217,217
7,150	SEI Investments Co.	364,936
		882,875
	Auto Systems/Building Controls: 0.96%
2,700	Johnson Controls, Inc.	194,211
	Banks: 11.25%
8,100	Bank of America Corp.	416,907
7,500	Citigroup, Inc.	370,125
8,700	J.P. Morgan Chase & Co.	397,242
7,850	Marshall & Ilsley Corp.	366,046
11,200	Wells Fargo & Co.	389,200
4,300	Zions Bancorporation	339,657
		2,279,177
	Chemicals - Specialty: 1.69%
7,700	Ecolab, Inc.	343,266
	Communications Equipment: 3.29%
9,400	Corning, Inc.*	209,056
17,000	Juniper Networks, Inc.*	249,390
5,500	QUALCOMM, Inc.	207,185
		665,631
	Computer Hardware: 2.94%
4,600	Apple Computer, Inc.*	312,110
3,500	International Business Machines Corp.	283,395
		595,505
See accompanying Notes to Financial Statements.

American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at August 31, 2006 (Unaudited), Continued
Shares		Value
	Computer Software: 1.93%
5,100	Autodesk, Inc.*	$177,276
8,300	Microsoft Corp.	213,227
		390,503
	Computer Storage & Peripherals: 1.55%
8,300	EMC Corp.*	96,695
6,370	Network Appliance, Inc.*	218,109
		314,804
	Containers & Packaging: 1.08%
5,400	Ball Corp.	217,836
	Diversified Financial Services: 6.10%
2,020	The Goldman Sachs Group, Inc.	300,273
3,000	Legg Mason, Inc.	273,780
4,550	Merrill Lynch & Co., Inc.	334,562
5,300	State Street Corp.	327,540
		1,236,155
	Electric Utilities: 1.17%
3,900	Exelon Corp.	237,822
	Electrical Equipment: 1.01%
2,500	Emerson Electric Co.	205,375
	Energy Equipment & Services: 2.31%
1,250	Baker Hughes, Inc.	88,975
2,800	Halliburton Co.	91,336
2,600	Oceaneering International, Inc.*	93,522
1,750	Schlumberger Ltd.#	107,275
1,300	Transocean, Inc.*#	86,775
		467,883
	Food Distributors: 1.12%
7,200	Sysco Corp.	226,008
	Food Products: 5.22%
7,900	Dean Foods Co.*	312,998
2,500	General Mills, Inc.	135,575
5,300	Hershey Foods Corp.	285,988
2,700	Kellogg Co.	136,890
4,000	Wm. Wrigley Jr. Co. - Class B	185,680
		1,057,131
See accompanying Notes to Financial Statements.

American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at August 31, 2006 (Unaudited), Continued
Shares		Value
	Household Products: 3.75%
7,150	Church & Dwight Co., Inc.	$275,275
5,300	Colgate-Palmolive Co.	317,258
2,500	Energizer Holdings, Inc.*	167,150
		759,683
	Industrial Gases: 1.02%
3,600	Praxair, Inc.	206,676
	Industrial Machinery: 3.12%
3,100	Caterpillar, Inc.	205,685
4,250	Illinois Tool Works, Inc.	186,575
6,300	Ingersoll-Rand Co. Ltd. - Class A#	239,526
		631,786
	Insurance - Multi-Line: 1.48%
4,700	American International Group, Inc.	299,954
	Insurance Brokers: 0.97%
6,550	Brown & Brown, Inc.	196,107
	Internet Software & Services: 0.58%
4,700	j2 Global Communications, Inc.*	118,111
	IT Consulting & Services: 2.11%
5,000	Infosys Technologies Ltd. - ADR	224,250
5,300	Satyam Computer Services Ltd. - ADR	202,301
		426,551
	Media: 1.27%
4,600	The McGraw-Hill Companies, Inc.	257,186
	Multiline Retail: 0.44%
2,400	Nordstrom, Inc.	89,640
	Networking Equipment: 1.97%
18,120	Cisco Systems, Inc.*	398,459
	Oil & Gas: 7.39%
7,150	Chevron Corp.	460,460
6,846	ConocoPhillips	434,242
5,900	Exxon Mobil Corp.	399,253
1,325	Suncor Energy, Inc.#	102,793
1,750	Valero Energy Corp.	100,450
		1,497,198
See accompanying Notes to Financial Statements.

American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at August 31, 2006 (Unaudited), Continued
Shares		Value
	Oil & Gas Exploration & Production: 0.61%
3,200	Helix Energy Solutions Group, Inc.*	$123,072
	Retail - Home Improvement: 1.39%
4,500	Fastenal Co.	165,060
4,300	Lowe’s Cos., Inc.	116,358
		281,418
	Semiconductor Equipment: 0.93%
4,300	KLA-Tencor Corp.	188,813
	Semiconductors: 4.08%
10,100	Applied Materials, Inc.	170,488
7,950	Broadcom Corp. - Class A*	234,048
10,800	Intel Corp.	211,032
6,450	Texas Instruments, Inc.	210,205
		825,773
	Services - Data Processing: 2.21%
7,200	First Data Corp.	309,384
3,850	Paychex, Inc.	138,254
		447,638
	Specialty Retail: 2.57%
2,800	Nike, Inc. - Class B	226,128
13,025	Staples, Inc.	293,844
		519,972
	Systems Software: 1.15%
4,850	MICROS Systems, Inc.*	232,121
	Transportation: 1.07%
2,140	FedEx Corp.	216,204
	TOTAL COMMON STOCKS
	(Cost $15,983,557)	17,912,555
See accompanying Notes to Financial Statements.

American Trust Allegiance Fund

SCHEDULE OF INVESTMENTS at August 31, 2006 (Unaudited), Continued
Shares	SHORT-TERM INVESTMENTS: 11.64%	Value
2,357,424	Federated Cash Trust Treasury
	Money Market Fund
	(Cost $2,357,424)	$2,357,424
	Total Investments in Securities
	(Cost $18,340,981): 100.08%	20,269,979
	Liabilities in Excess of Other Assets: (0.08)%	(15,825)
	Net Assets: 100.00%	$20,254,154
*	Non-income producing security.
#	U.S. security of a foreign issuer.
ADR - American Depository Receipt

See accompanying Notes to Financial Statements.

American Trust Allegiance Fund

STATEMENT OF ASSETS AND LIABILITIES at August 31, 2006 (Unaudited)
ASSETS
Investments in securities, at value (cost $18,340,981)	$20,269,979
Cash	125
Receivables:
Dividends and interest	44,475
Prepaid expenses	12,086
Total assets	20,326,665
LIABILITIES
Payables:
Fund shares redeemed	17,840
Due to advisor	8,110
Administration fees	3,405
Audit fees	8,319
Transfer agent fees	10,292
Fund accounting fees	7,579
Legal fees	4,460
Shareholder reporting fees	6,806
Chief Compliance Officer fee	1,524
Accrued other expenses	4,176
Total liabilities	72,511
NET ASSETS	$20,254,154
Net asset value, offering and redemption price
per share [$20,254,154/1,198,440 shares
outstanding; unlimited number of shares
(par value $0.01) authorized]	$16.90
COMPONENTS OF NET ASSETS
Paid-in capital	$23,167,304
Undistributed net investment income	27,871
Accumulated net realized loss on investments	(4,870,019)
Net unrealized appreciation on investments	1,928,998
Net assets	$20,254,154

See accompanying Notes to Financial Statements.

American Trust Allegiance Fund

STATEMENT OF OPERATIONS
For the Six Months Ended August 31, 2006 (Unaudited)
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld of $135)	$134,531
Interest	34,822
Total income	169,353
Expenses
Advisory fees (Note 3)	99,941
Administration fees (Note 3)	21,040
Transfer agent fees	19,901
Fund accounting fees	13,986
Registration fees	8,571
Audit fees	8,319
Legal fees	6,554
Reports to shareholders	5,610
Trustee fees	3,710
Custody fees	3,610
Chief Compliance Officer fee (Note 3)	3,025
Miscellaneous expense	2,486
Insurance expense	2,182
Total expenses	198,935
Less: advisory fee waiver (Note 3)	(46,395)
Net expenses	152,540
Net investment income	16,813
REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS
Net realized gain on investments	1,555,389
Net change in unrealized depreciation
on investments	(2,161,522)
Net realized and unrealized loss
on investments	(606,133)
Net decrease in net assets resulting
from operations	$(589,320)

See accompanying Notes to Financial Statements.

American Trust Allegiance Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended
	August 31, 2006	Year Ended
	(Unaudited)	February 28, 2006
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$16,813	$15,844
Net realized gain on investments	1,555,389	1,412,456
Net change in unrealized
appreciation/(depreciation)
on investments	(2,161,522)	303,197
Net increase/(decrease) in
net assets resulting
from operations	(589,320)	1,731,497
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(14,620)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived
from net change in
outstanding shares (a)	(1,044,742)	(3,384,359)
Total decrease in net assets	(1,634,062)	(1,667,482)
NET ASSETS
Beginning of period	21,888,216	23,555,698
End of period	$20,254,154	$21,888,216
Includes undistributed
net investment income of	$27,871	$11,058

(a)   A summary of share transactions is as follows:

	Six Months Ended
	August 31, 2006		Year Ended
	(Unaudited)		February 28, 2006
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	25,935	$445,789	57,980	$937,750
Shares issued in
reinvestment
of distributions	—	—	820	13,951
Shares redeemed	(87,363)	(1,490,531)	(267,713)	(4,336,060)
Net decrease	(61,428)	$(1,044,742)	(208,913)	$(3,384,359)
See accompanying Notes to Financial Statements.

American Trust Allegiance Fund

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Six Months
	Ended
	8/31/06			Year Ended
	(Unaudited)		2/28/06	2/28/05	2/29/04	2/28/03	2/28/02
Net asset value,
beginning of period	$17.37		$16.04	$14.79	$10.94	$14.05	$16.76
Income from
investment operations:
Net investment
income/(loss)	0.01		0.01	0.01	(0.04)	(0.04)	(0.08)
Net realized and
unrealized gain/(loss)
on investments	(0.48)		1.33	1.24	3.89	(3.07)	(2.24)
Total from investment
operations	(0.47)		1.34	1.25	3.85	(3.11)	(2.32)
Less distributions:
From net
investment income	—		(0.01)	—	—	—	—
From net realized gain	—		—	—	—	—	(0.39)
Total distributions	—		(0.01)	—	—	—	(0.39)
Net asset value,
end of period	$16.90		$17.37	$16.04	$14.79	$10.94	$14.05
Total return	(2.71	)%‡	8.36%	8.45%	35.19%	(22.14)%	(13.86)%
Ratios/supplemental data:
Net assets, end of
period (thousands)	$20,254		$21,888	$23,556	$23,047	$18,347	$26,076
Ratio of expenses to
average net assets:
Before expense
reimbursement	1.89	%†	1.85%	1.84%	1.79%	1.95%	1.80%
After expense
reimbursement	1.45	%†	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of net investment
income/(loss) to average
net assets:
Before expense
reimbursement	(0.28	)%†	(0.33)%	(0.33)%	(0.62)%	(0.83)%	(0.87)%
After expense
reimbursement	0.16	%†	0.07%	0.06%	(0.28)%	(0.33)%	(0.52)%
Portfolio turnover rate	38.54	%‡	27.09%	35.39%	108.15%	108.19%	73.96%
 †   Annualized.
‡   Not annualized.

See accompanying Notes to Financial Statements.

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS at August 31, 2006 (Unaudited)

NOTE 1 – ORGANIZATION

The American Trust Allegiance Fund (the "Fund") is a diversified series of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as an open-end management investment company. The investment objective of the Fund is to seek capital appreciation. The Fund began operations on March 11, 1997.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, or if the closing price doesn’t represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Short-term investments are valued at amortized cost, which approximates market value.

B.
Federal Income Taxes:It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.
Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited), Continued

dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.

D.
Use of Estimates:The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
REITs: The Fund has made certain investments in real estate investment trusts ("REITs") which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

F.
Reclassification of Capital Accounts:Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

G.
New Accounting Pronouncement: On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management believes that the adoption of FIN 48 will have no impact on the financial statements of the Fund.

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited), Continued

NOTE 3 – INVESTMENT ADVISORY FEE AND OTHER
 TRANSACTIONS WITH AFFILIATES

For the six months ended August 31, 2006, American Trust Investment Advisors, LLC (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.95% based upon the average daily net assets of the Fund. For the six months ended August 31, 2006, the Fund incurred $99,941 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.45% of average daily net assets. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended August 31, 2006, the Advisor reduced its fees in the amount of $46,395; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $293,265 at August 31, 2006. Cumulative expenses subject to recapture expire as follows:

Year	Amount
2007	$71,145
2008	87,375
2009	88,350
2010	46,395
$293,265

U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited), Continued

activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Fund asset level	Fee rate
Less than $15 million	$30,000
$15 million to less than $50 million	0.20% of average daily net assets
$50 million to less than $100 million	0.15% of average daily net assets
$100 million to less than $150 million	0.10% of average daily net assets
More than $150 million	0.05% of average daily net assets

For the six months ended August 31, 2006, the Fund incurred $21,040 in administration fees.

U.S. Bancorp Fund Services, LLC ("USBFS") also serves as the fund accountant and transfer agent to the Fund. U.S. Bank, N.A., an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC (the "Distributor") acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also employees of the Administrator.

For the six months ended August 31, 2006, the Fund was allocated $3,025 of the Chief Compliance Officer fee.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended August 31, 2006, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $7,501,807 and $9,979,883, respectively.

NOTE 5 – LINE OF CREDIT

The Fund has a line of credit in the amount of $1,000,000. This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian, U.S. Bank, N.A. During the six months ended August 31, 2006, the Fund did not draw upon the line of credit.

American Trust Allegiance Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited), Continued

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO
  SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sales and real estate investment trusts.

The tax character of distributions paid during the six months ended August 31, 2006 and the year ended February 28, 2006 were as follows:

	2007	2006
Ordinary income	$—	$14,620

As of February 28, 2006, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$17,934,065

Gross tax unrealized appreciation	$4,473,829
Gross tax unrealized depreciation	(493,221)
Net tax unrealized appreciation	$3,980,608

Undistributed ordinary income	$11,058
Undistributed long-term capital gain	—
Total distributable earnings	$11,058
Other accumulated gains/(losses)	$(6,315,496)
Total accumulated earnings/(losses)	$(2,323,830)
The Fund had a capital loss carryforward of $6,315,496 which expires as follows:

Year	Amount
2010	$2,853,883
2011	3,461,613

During the year ended February 28, 2006, the Fund utilized capital loss carryforwards of $1,414,301.

American Trust Allegiance Fund

NOTICE TO SHAREHOLDERS at August 31, 2006 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-385-7003 or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2006

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-385-7003. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund’s Form N-Q is also available by calling 1-800-385-7003.

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Advisor
American Trust Investment Advisors, LLC
One Court Street
Lebanon, NH 03766
(800) 788-8806

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(800) 385-7003

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call 1-800-385-7003.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s independent trustees serve as its nominating committee, however they do not make use of a nominating committee charter. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)* _/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 11/3/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 11/3/06_______________________ ____

By (Signature and Title)* _/s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date 11/7/06__________________________ _

* Print the name and title of each signing officer under his or her signature.